Warrant Liability	9 Months Ended
Sep. 30, 2021
Warrant Liability [Line Items]
Warrant Liability
14.	Warrants
Legacy BlackSky Class A Common Stock Warrant Liabilities
As part of the Bridge Notes discussed in Note 13, the Company issued warrants to purchase Legacy BlackSky class A common stock which had an exercise price of $0.11 (after adjustment for the common stock exchange ratio) and a contractual life of ten years. The number of shares of Legacy BlackSky class A common stock for which the warrants were exercisable was not fixed and adjusted based on the fully diluted capitalization of the Company, as defined in the warrant agreements, at the time of exercise. The Company analyzed the provisions of the respective warrant agreements, which requires a multi-step approach to evaluate whether an equity-linked financial instrument has features that require treatment as a derivative liability. Based upon the fact that the number of shares of class A common stock that the warrants were exercisable for was not fixed and was subject to changes based on the Company’s capital structure, the warrants were not considered to be indexed to Legacy BlackSky’s stock. Therefore the warrants met the criteria for derivative liability treatment and, as such, were initially recorded as other current liabilities in the unaudited condensed consolidated balance sheets.
In connection with the Merger, all outstanding warrants granted with the Bridge Notes were automatically exercised into Legacy BlackSky class A common stock and those shares were exchanged for Osprey class A common stock. Therefore, the derivative liability for these financial instruments was zero as of September 30, 2021.
Public Warrants and Private Placement Warrant Liabilities
The Public Warrants and Private Placement Warrants issued by Osprey are governed by the terms of the warrant agreement, dated October 31, 2019 (the “Warrant Agreement”) and the Sponsor Support Agreement entered into on February 17, 2021. In connection with Osprey’s IPO, Osprey had issued 15,812,500 Public Warrants, each providing a right to purchase one share of common stock at an exercise price of $11.50 per share. The Public Warrants were not exercisable until October 9, 2021. Simultaneously, with the consummation of the Osprey IPO, Osprey issued 8,325,000 Private Placement Warrants to Osprey’s sponsor, of which 4,162,500 are exercisable beginning on October 9, 2021, at a price of $11.50 per share, and 4,162,500 are exercisable when the Company’s common stock reaches a trading price of $20.00 per share. In addition to the exercise prices, once the Public Warrants become exercisable, the Company may call the warrants for redemption:

•	at a price of $0.01 per whole warrant; and

•
if, and only if, the closing price of the Company’s class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalization and the like) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The Private Placement Warrants are identical to the Public Warrants except that the Private Placement Warrants: (i) may be exercised for cash or on a cashless basis, (ii) may not be transferred, assigned or sold until thirty days after the closing date of the Merger and (iii) shall not be redeemable by the Company.
If the Company calls the Public Warrants for redemption, the board of directors will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the Warrant Agreement.
The exercise price and number of shares of class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances, including in the event of stock splits, stock dividends, recapitalization, reorganization, merger or consolidation. In addition, the Company had the right to issue additional common shares or securities convertible into or exercisable/exchangeable for shares of common stock in connection with the closing of the Merger at an issue or effective price of less than $9.20. In connection with the Merger, the Company did not exercise this option. As of September 30, 2021, all of the Public Warrants and 4,162,500 of the Private Placement Warrants, that have an exercise price of $11.50, are exercisable.
Subsequent Accounting for Warrant Liabilities
Derivative liabilities must be measured at fair value upon issuance and re-valued
at the end of each reporting period through expiration and are included in derivative liabilities on the unaudited condensed consolidated balance sheets. Any change in fair value between the respective reporting dates is recognized as an unrealized gain or loss in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss (Note 20).
The following table is a summary of the number of outstanding shares of the Company’s class A common stock issuable upon exercise of warrants at September 30, 2021:

	Number of Shares (in thousands)	Exercise Price	Redemption Price	Expiration Date	Classification	Gain/(loss) in value from September 9, 2021 (close of the Merger) to September 30, 2021 (in thousands)	Fair Value at September 30, 2021 (in thousands)
Public Warrants	15,813	$11.50	$18.00	9/9/2026	Liability	$4,902	$24,193
Private Placement Warrants	4,163	$11.50	$18.00	9/9/2026	Liability	$1,956	$9,449
Private Placement Warrants	4,163	$20.00	$18.00	9/9/2026	Liability	$583	$2,914
In addition, the Company has 1.8 million class A common stock warrants outstanding which have an exercise price of $0.11 and expiration dates from June 27, 2028 to October 31, 2029. These warrants are equity classified and are included in additional paid-in
capital in the unaudited condensed consolidated balance sheets.